DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Change in fair value of derivative liabilities at end of period - derivative expenses	$ 132,723	$ 647,883	$ 5,436,087	$ 650,071
Level 3
Derivative liability, beginning	9,827,723	$ 4,822,398	4,822,398	4,042,910
Change in derivative liabilities from new notes payable	209,996		561,164	622,518
Change in derivative liability from conversion of notes payable	(938,336)		(991,929)	(493,101)
Change in derivative liabilities from trouble debt restructuring	(3,414,987)
Change in fair value of derivative liabilities at end of period - derivative expenses	132,723		5,436,087	650,071
Derivative liability, ending	$ 5,817,119		9,827,723	$ 4,822,398
Change in derivative liability - derivative expenses			$ 5,436,087